Consolidated Statements of Cash Flows - USD ($)	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017	Apr. 30, 2016
Cash flows from operating activities
Net loss attributable to the Company	$ 3,976,477	$ (6,763,467)	$ (2,522,015)
Non-controlling interest in loss of consolidated subsidiaries	(346)	(1,824)	(1,838)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	290	386	1,947
Issuance of Class B common stock for refinery start-up costs		150,000
Stock-based compensation	227,125	149,921	13,815
Convertible note payable issued for commitment fee	80,000
Amortization of debt discount	177,036	93,498	375,617
Loss on derivative liabilities	(4,466,683)	6,105,727	395,619
(Gain) loss on extinguishment of debt	(475,587)	(207,803)	1,365,521
Decrease in deposits	900		10,000
Amortization of deferred loan costs			8,822
Increase (decrease) in:
Accounts payable	112,772	49,201	(12,985)
Accrued expenses	37,562	142,952	291,386
Net cash used in operating activities	(332,254)	(281,409)	(74,111)
Cash flows from investing activities:
Purchase of property and equipment	(75,457)
Net cash provided by investing activities	(75,457)
Cash flows from financing activities:
Proceeds from common stock payable		49,741	75,000
Proceeds from issuance of common stock		76,369
Proceeds from convertible notes payable, net	398,750	208,782
Net cash provided by financing activities	398,750	334,892	75,000
Net increase in cash	(8,961)	53,483	889
Cash, beginning of year	54,513	1,030	141
Cash, end of year	45,552	54,513	1,030
Supplemental disclosures:
Interest paid
Income taxes paid
Common stock payable contributed to capital		90,000
Common shares issued for common stock payable	307,978	(3,064,332)
Common shares issued for conversion of convertible note payable and derivative liabilities		(184,909)
Common shares issued for accounts payable		(5,725)
Common shares issued for accrued expenses	4,400	(416)
Derivative liabilities for debt discount	478,750	208,782
Adjustment to common stock and additional paid-in capital			(39)
Accrued expenses contributed to capital			2,340,844
Common shares issued for preferred stock and accrued dividends			(1,410,685)
Notes payable converted to common stock payable			1,950,000
Notes payable – related party contributed to capital			149,253
Accrued expenses converted to common stock payable			14,292
Common stock for common stock payable	307,978	$ (3,064,332)
Settlement of convertible preferred stock and accrued interest for common stock	200,476
Common stock and additional paid-in capital for derivative liabilities in cashless exercise of warrants	1,906,006
Settlement of convertible notes payable and accrued interest for common stock	$ 124,800